Schedule of Stock Option Activity (Details) - USD ($)		2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 29, 2023	Feb. 29, 2024	Aug. 31, 2024	Feb. 29, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Balance			85,300
Weighted Average Exercise Price Outstanding, Balance			$ 60.50
Number of Options, Assumed pursuant to reverse acquisition				86,642
Weighted Average Exercise Price, Assumed pursuant to reverse acquisition				$ 61.43
Weighted Average Remaining Contractual Life Years, Life, Assumed pursuant to reverse acquisition				2 years 8 months 4 days
Aggregate Intrinsic Value, Granted
Number of Options, Exercised			0	0
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Number of Options, Forfeited or cancelled		(1,342)	(6,423)	(1,342)
Weighted Average Exercise Price, Forfeited or cancelled			$ 87.06	$ 120.87
Aggregate Intrinsic Value, Forfeited or cancelled
Number of Options Outstanding, Balance		85,300	78,877	85,300
Weighted Average Exercise Price Outstanding, Balance		$ 60.50	$ 58.19	$ 60.50
Weighted Average Remaining Contractual Life Years, Outstanding Balance			2 years 10 days	2 years 6 months 7 days
Aggregate Intrinsic Value Outstanding
Number of Options, Expected to Vest in the Future Ending Balance		3,451	1,432	3,451
Weighted Average Exercise Price, Expected to Vest		$ 33.25	$ 32.25	$ 33.25
Weighted Average Remaining Contractual Life Years, Expected to Vest			3 years 1 month 6 days	3 years 6 months 14 days
Aggregate Intrinsic Value, Outstanding, Expected of Vest
Number of Options, Exercisable		81,849	77,445	81,849
Weighted Average Exercise Price, Exercisable		$ 61.64	$ 58.67	$ 61.64
Weighted Average Remaining Contractual Life Years, Exercisable			2 years 3 days	2 years 5 months 23 days
Aggregate Intrinsic Value, Outstanding, Exercisable
Number of Options, Vested, Exercisable and Options Expected to Vest, Balance		85,300	78,877	85,300
Weighted Average Exercise Price, Vested, Exercisable and Options Expected to Vest		$ 60.50	$ 58.19	$ 60.50
Weighted Average Remaining Contractual Life (Yrs.), Vested, Exercisable and Options Expected to Vest			2 years 10 days	2 years 6 months 7 days
Aggregate Intrinsic Value, Outstanding,Exercisable and Options Expected to Vest
Aggregate Intrinsic Value Outstanding
Number of Options, Granted
Weighted Average Exercise Price, Granted
Weighted Average Remaining Contractual Life Years, Life, Assumed pursuant to reverse acquisition				2 years 8 months 4 days
Aggregate Intrinsic Value, Assumed pursuant to reverse acquisition
Number of Options, Exercised			(0)	0
Stock Appreciation Rights [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Balance			40,390
Weighted Average Exercise Price Outstanding, Balance			$ 44.77
Number of Options, Assumed pursuant to reverse acquisition				40,390
Weighted Average Exercise Price, Assumed pursuant to reverse acquisition				$ 44.77
Aggregate Intrinsic Value, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Number of Options, Forfeited or cancelled			(167)
Weighted Average Exercise Price, Forfeited or cancelled			$ 37.40
Aggregate Intrinsic Value, Forfeited or cancelled
Number of Options Outstanding, Balance	40,390	40,390	40,223	40,390
Weighted Average Exercise Price Outstanding, Balance		$ 44.77	$ 44.80	$ 44.77
Weighted Average Remaining Contractual Life Years, Outstanding Balance			2 years 5 months 26 days	2 years 11 months 26 days
Aggregate Intrinsic Value Outstanding
Number of Options, Expected to Vest in the Future Ending Balance		6,886	5,645	6,886
Weighted Average Exercise Price, Expected to Vest		$ 35.25	$ 29.37	$ 35.25
Weighted Average Remaining Contractual Life Years, Expected to Vest			2 years 10 months 2 days	3 years 2 months 23 days
Aggregate Intrinsic Value, Outstanding, Expected of Vest
Number of Options, Exercisable		33,504	34,578	33,504
Weighted Average Exercise Price, Exercisable		$ 46.72	$ 47.31	$ 46.72
Weighted Average Remaining Contractual Life Years, Exercisable			2 years 5 months 4 days	2 years 11 months 4 days
Aggregate Intrinsic Value, Outstanding, Exercisable
Number of Options, Vested, Exercisable and Options Expected to Vest, Balance		40,390	40,223	40,390
Weighted Average Exercise Price, Vested, Exercisable and Options Expected to Vest		$ 44.77	$ 44.80	$ 44.77
Weighted Average Remaining Contractual Life (Yrs.), Vested, Exercisable and Options Expected to Vest			2 years 5 months 26 days	2 years 11 months 26 days
Aggregate Intrinsic Value, Outstanding,Exercisable and Options Expected to Vest
Aggregate Intrinsic Value Outstanding
Number of Options, Granted				40,390
Weighted Average Exercise Price, Granted				$ 44.77
Weighted Average Remaining Contractual Life, Assumed pursuant to reverse acquisition				2 years 11 months 26 days
Weighted Average Exercise Price, Forfeited or cancelled
Weighted Average Remaining Contractual Life Years, Life, Assumed pursuant to reverse acquisition				2 years 11 months 26 days
Aggregate Intrinsic Value, Assumed pursuant to reverse acquisition
Number of Options, Exercised